26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 4) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	Jan. 02, 2019
BasicEarningsPerShareLineItems [Line Items]
Investment-related donations and subsidies		R$ 1,857	R$ 1,857		R$ 1,857
Goodwill on issuance of shares		394	394		394
Shares in treasury		(1)	(1)		(1)
Capital reserves and shares in Treasury		2,250	2,250	[1]	2,250
Legal reserve		995
Statutory reserve		57
Retained earnings reserve		6,650
Unrealized profit reserve		835
Incentive tax reserve		103
Reserve for mandatory dividends not distributed		1,420
Profit reserves
Restated [member]
BasicEarningsPerShareLineItems [Line Items]
Capital reserves and shares in Treasury	[2]		2,250			R$ 2,250
Legal reserve			853		853
Statutory reserve			57		57
Retained earnings reserve			5,500		3,965
Unrealized profit reserve			835
Incentive tax reserve			85		67
Reserve for mandatory dividends not distributed			1,420		1,420
Profit reserves			R$ 212	[2]	R$ 6,362	R$ 145	[2]

[1]	See note 2.8.
[2]	For further details of restatement of comparative balances, see Note 2.8